UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
OCTOBER 31, 2018
	(Unaudited	)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

Brazil — 2.0%
Cia de Saneamento de Minas Gerais-COPASA	12,600	$172,875

Canada — 5.9%
Chemtrade Logistics Income Fund	11,799	112,034
Stantec	15,029	391,122

		503,156

Finland — 1.5%
Uponor	11,417	123,818

France — 6.2%
Suez	5,962	86,335
Veolia Environnement	21,840	435,864

		522,199

Hong Kong — 7.5%
Beijing Enterprises Water Group	508,000	258,471
China Everbright International	283,000	225,550
China Water Affairs Group	140,000	126,219
SIIC Environment Holdings	133,000	26,458

		636,698

India — 2.6%
Jain Irrigation Systems	158,790	152,681
VA Tech Wabag	19,985	67,783

		220,464

Japan — 3.6%
Kurita Water Industries	12,400	305,838

Mexico — 1.5%
Mexichem	49,193	128,666

Netherlands — 4.7%
Aalberts Industries	4,669	171,606
Arcadis	17,081	231,193

		402,799

Philippines — 3.0%
Manila Water	153,000	71,489

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
OCTOBER 31, 2018
	(Unaudited	)

COMMON STOCK — continued

	Shares	Value
Philippines — continued
Metro Pacific Investments	2,021,000	$181,306

		252,795

South Korea — 2.6%
Coway	3,541	218,448

Sweden — 1.5%
Alfa Laval	5,006	127,842

Switzerland — 2.1%
Sulzer	1,786	179,460

United Kingdom — 8.1%
Costain Group	29,286	140,562
Pennon Group	20,183	192,504
United Utilities Group	37,788	350,952

		684,018

United States — 46.0%
Health Care — 6.0%
Agilent Technologies	3,971	257,281
Danaher	2,550	253,470

		510,751

Industrials — 29.1%
AO Smith	3,144	143,146
Evoqua Water Technologies *	14,543	139,613
Fortune Brands Home & Security	5,843	261,942
Franklin Electric	1,924	81,616
Granite Construction	3,375	154,305
Lindsay	455	43,507
Mueller Water Products, Cl A	8,341	85,579
Pentair	3,370	135,306
PICO Holdings *	24,636	281,343
Rexnord *	3,469	93,004
Roper Technologies	791	223,774
SPX *	8,583	251,654
SPX FLOW *	2,270	77,702
Valmont Industries	1,805	224,380

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
OCTOBER 31, 2018
	(Unaudited	)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Xylem	4,204	$275,698

		2,472,569

Information Technology — 1.9%
Itron *	3,121	162,729

Materials — 2.8%
Ecolab	1,577	241,518

Utilities — 6.2%
Aqua America	7,533	245,048
AquaVenture Holdings *	3,128	52,394
Consolidated Water	10,772	132,496
Middlesex Water	2,110	94,950

		524,888

		3,912,455

TOTAL COMMON STOCK (Cost $8,692,523)		8,391,531

TOTAL INVESTMENTS — 98.8% (Cost $8,692,523)		$8,391,531

        Percentages are based on total Net Assets of $8,491,912.

*	Non-income producing security.

Cl — Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended October 31, 2018, there were no Level 3 investments.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
OCTOBER 31, 2018
	(Unaudited	)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2018, there here have been no significant changes to the Fund’s fair value methodologies.

KBI-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018